Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2012 and 2011:

As of December 31, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$7	$—	$—	$—	$7
Corporate debt obligations	1,500	24	—	—	1,524
Residential mortgage-backed securities	12,359	540	—	—	12,899
Collateralized mortgage obligations	916	58	—	—	974
Collateralized debt obligations	5,556	—	1,121	499	3,936
Total available for sale	$20,338	$622	$1,121	$499	$19,340

Held to maturity:
States and political subdivisions	$2,066	$173	$—	$—	$2,239

As of December 31, 2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$1,006	$5	$—	$—	$1,011
Corporate debt obligations	1,500	43	57	—	1,486
Residential mortgage-backed securities	13,697	764	—	—	14,461
Collateralized mortgage obligations	1,534	73	—	13	1,594
Collateralized debt obligations	5,556	—	1,080	511	3,965
Total available for sale	$23,293	$885	$1,137	$524	$22,517

Held to maturity:
States and political subdivisions	$2,032	$87	$39	$—	$2,080

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2012, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	2,958	3,001
Due after ten years	7,062	5,467
Residential mortgage-backed securities and collateralized mortgage obligations	10,318	10,872
Total available for sale	$20,338	$19,340

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	2,066	2,239
Total held to maturity	$2,066	$2,239

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired ("OTTI"), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011:

As of December 31, 2012	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Collateralized debt obligations	—	—	3,629	1,121	3,629	1,121
Total available for sale	$—	$—	$3,629	$1,121	$3,629	$1,121

Held to maturity:
States and political subdivisions	$—	$—	$—	$—	$—	$—

As of December 31, 2011	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	—	—	443	57	443	57
Collateralized debt obligations	—	—	3,670	1,080	3,670	1,080
Total available for sale	$—	$—	$4,113	$1,137	$4,113	$1,137

Held to maturity:
States and political subdivisions	$758	$39	$—	$—	$758	$39

Changes in Credit Loss Component of Credit-impaired Debt Securities
The following table presents a roll-forward of the credit loss component of the amortized cost of debt securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit-impaired debt securities is presented as additions in two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or is not the first time the debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down. Changes in the credit loss component of credit-impaired debt securities were as follows for 2012 and 2011.

	2012	2011
	(Amounts in thousands)
Beginning balance	$1,950	$2,657
Initial credit impairment	—	—
Subsequent credit impairments	—	129
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reductions for securities deemed worthless(1)	(731)	(836)
Reductions for increases in cash flows expected to be collected	—	—
Ending balance	$1,219	$1,950

Summary of Investment Gains and Losses
A summary of investment gains and losses recognized in income during the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)
Available for sale securities:
Realized gains	$—	$1
Realized (losses)	—	—
Other than temporary impairment	—	(130)
Total available for sale securities	$—	$(129)

Held to maturity securities:
Realized gains	$—	$—
Realized (losses)	—	—
Other than temporary impairment	—	—
Total held to maturity securities	$—	$—